Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Phone: (215) 988-2700

Facsimile: (215) 988-2757

www.drinkerbiddle.com

November 21, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             The Roxbury Funds

(1933 Act Registration No. 333-133691)

(1940 Act Registration No. 811-21897)

Ladies and Gentlemen:

On behalf of The Roxbury Funds (the “Trust”), transmitted herewith for filing is an exhibit containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).  The interactive data file included as an exhibit to this filing relates to the prospectus filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497 under the Securities Act of 1933 on November 5, 2012 (accession number 0001104659-12-074273).

Questions and comments concerning this filing may be directed to the undersigned at (215) 988-2867.

Sincerely,

/s/ Michelle M. Lombardo
Michelle M. Lombardo

Enclosures